CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parentheticals) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement And Comprehensive Income Statement Parentheticals [Abstract]
Tax expense/(benefit) on net unrealized holding gains (losses)	€ 91	€ 27	€ (15)
Tax expense/(benefit) on reclassification adjustment for net (gains)/losses included in net income	(26)	(4)	(28)
Tax benefit on reclassification adjustment for impairment of available-for-sale securities	2	10	1
Tax expense/(benefit) on pension (liability)/asset	(3)	6	(6)
Tax expense on reclassification due to disposal of subsidiaries	€ 23	€ 0	€ 0